Summary Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Summary Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

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